Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Annual Rates of Depreciation	Annual rates of depreciation are as follows:
%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7